Divestitures - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 EFW Thermal Facility CAD	Jun. 30, 2013 EFW Thermal Facility CAD	Jun. 29, 2013 U.S. Hydro Facilities USD ($) Facility	Aug. 31, 2012 U.S. Hydro Facilities USD ($)	Dec. 31, 2014 U.S. Hydro Facilities Forecast USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write down of net assets, before tax			9,200	47,651
Write down of net assets, net tax			6,800	35,738
Write down of net assets, tax			2,400	11,913
Net proceeds of disposition	22,052	0			23,400	350	3,600
Number of facilities sold					9
Gain (loss) on sale, net of tax					960	(253)
Gain (loss) on sale, tax					$ 1,605